Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
Accumulated deficit
December 31, 2018	$ (17,379,185)
Adjustment due to ASU 2016-01	(1,490,033)
January 1, 2019	(18,869,218)
Accumulated other comprehensive loss
December 31, 2018	(1,484,688)
Adjustment due to ASU 2016-01	1,490,033
January 1, 2019	$ 5,345